SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciled Class A ordinary share of reflected in balance sheet

As of September 30, 2022 and December 31, 2021, the Class A ordinary share reflected in the condensed balance sheets are reconciled in the following table:

	September 30,	December 31,
	2022	2021
Gross Proceeds	$230,000,000	$230,000,000
Less:
Proceeds allocated to Public Warrants	(7,475,000)	(7,475,000)
Issuance costs related to Class A ordinary shares	(16,099,160)	(16,099,160)
Plus:
Accretion of carrying value to redemption value	29,577,491	28,178,166
Class A ordinary shares subject to possible redemption	$236,003,331	$234,604,006

As of December 31, 2021, the Class A ordinary share reflected in the balance sheet are reconciled in the following table:

Gross Proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(7,475,000)
Issuance costs related to Class A ordinary share	(16,099,160)
Plus:
Accretion of carrying value to redemption value	28,178,166
Contingently redeemable Class A ordinary share	$234,604,006

Schedule of basic and diluted net loss per ordinary share

	For the three months ended		For the nine months ended
	September 30, 2022		September 30, 2022
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class A and B	Class A	Class A and B
	Ordinary	Ordinary	Ordinary	Ordinary
	shares	shares	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(965,773)	$(383,072)	$(3,060,861)	$(1,214,085)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	9,110,000	23,000,000	9,110,000
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$(0.13)	$(0.13)

For the period from March 22,
	For the three months ended		2021 (Inception) through
	September 30, 2021		September 30, 2021
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class A and B	Class A	Class A and B
	Ordinary	Ordinary	Ordinary	Ordinary
	shares	shares	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$—	$—	$—	$(15,859)
Denominator:
Basic and diluted weighted average shares outstanding	—	7,000,000	—	7,000,000
Basic and diluted net loss per ordinary share	$—	$—	$—	$(0.00)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from March 22,
	2021 (Inception) through
	December 31, 2021
	Redeemable	Non-redeemable
	Class A	Class A and B
	ordinary	ordinary
	shares	shares
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(92,869)	$(136,361)
Denominator:
Basic and diluted weighted average shares outstanding	5,102,113	8,285,141
Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)